Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of breakdown of cash, cash equivalents and restricted cash
The following table shows the breakdown of cash, cash equivalents and restricted cash at December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$64,024	$53,050
Cash and Cash equivalents held by the lessor VIE	796	32
Restricted cash	1,310	8,170

Total cash, cash equivalents and restricted cash	$66,130	$61,252